INVENTORIES	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
10.	INVENTORIES

The components of inventories are as follows:

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Finished goods
Specialty printing papers	$29.7	$22.3	$31.1
Newsprint	10.6	7.7	7.8
Pulp	1.3	3.9	3.0
Total finished goods	41.6	33.9	41.9
Work-in-progress	1.0	0.9	0.9
Raw materials – wood chips, pulp logs and other	23.3	23.1	21.1
Operating and maintenance supplies and spare parts	74.3	67.1	67.6
	$140.2	$125.0	$131.5

At December 31, 2013, the company had applied write-downs to finished goods inventory of $nil (December 31, 2012 – $0.1 million; September 30, 2012 – $0.3 million) and to raw materials inventory of $nil (December 31, 2012 – $0.8 million; September 30, 2012 – $2.0 million).

Inventories are pledged as collateral against the long-term debt of the company. See note 16, Long-term debt, for detailed disclosure of the collateral arrangements of the company.